INVESTMENTS - Summary of Held-To-Maturity and Available-For-Sale Investment Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Investment Holdings [Line Items]
Total	$ 142,862	$ 429,328
Held To Maturity unrecognized gain	1,497	2,212
Held To Maturity unrecognized loss	1,538	7,422
Held-to-Maturity Market Value	142,821	424,118
Total	2,798,298	2,792,326
Available for Sale unrecognized gain	58,555	9,409
Available for Sale unrecognized loss	4,769	22,480
Investment securities	2,852,084	2,779,255
U.S. Treasuries
Investment Holdings [Line Items]
Total	0	0
Held To Maturity unrecognized gain	0	0
Held To Maturity unrecognized loss	0	0
Held-to-Maturity Market Value	0	0
Total	99	99
Available for Sale unrecognized gain	1	0
Available for Sale unrecognized loss	0	2
Investment securities	100	97
Securities of U.S. government agencies and corporations
Investment Holdings [Line Items]
Total	0	0
Held To Maturity unrecognized gain	0	0
Held To Maturity unrecognized loss	0	0
Held-to-Maturity Market Value	0	0
Total	156	32,095
Available for Sale unrecognized gain	2	57
Available for Sale unrecognized loss	0	233
Investment securities	158	31,919
Mortgage-backed securities-residential
Investment Holdings [Line Items]
Total	20,818	25,565
Held To Maturity unrecognized gain	122	0
Held To Maturity unrecognized loss	174	1,045
Held-to-Maturity Market Value	20,766	24,520
Total	421,945	565,071
Available for Sale unrecognized gain	9,709	691
Available for Sale unrecognized loss	99	7,163
Investment securities	431,555	558,599
Mortgage-backed securities-commercial
Investment Holdings [Line Items]
Total	101,267	147,780
Held To Maturity unrecognized gain	571	258
Held To Maturity unrecognized loss	1,225	4,385
Held-to-Maturity Market Value	100,613	143,653
Total	474,174	423,797
Available for Sale unrecognized gain	4,988	819
Available for Sale unrecognized loss	2,644	3,581
Investment securities	476,518	421,035
Collateralized mortgage obligations
Investment Holdings [Line Items]
Total	9,763	12,540
Held To Maturity unrecognized gain	0	0
Held To Maturity unrecognized loss	108	633
Held-to-Maturity Market Value	9,655	11,907
Total	769,076	928,586
Available for Sale unrecognized gain	16,753	4,319
Available for Sale unrecognized loss	385	6,158
Investment securities	785,444	926,747
Obligations of state and other political subdivisions
Investment Holdings [Line Items]
Total	11,014	243,443
Held To Maturity unrecognized gain	804	1,954
Held To Maturity unrecognized loss	31	1,359
Held-to-Maturity Market Value	11,787	244,038
Total	652,986	257,300
Available for Sale unrecognized gain	23,729	2,554
Available for Sale unrecognized loss	462	1,429
Investment securities	676,253	258,425
Asset-backed Securities
Investment Holdings [Line Items]
Total	0	0
Held To Maturity unrecognized gain	0	0
Held To Maturity unrecognized loss	0	0
Held-to-Maturity Market Value	0	0
Total	400,081	511,430
Available for Sale unrecognized gain	1,414	611
Available for Sale unrecognized loss	1,064	2,810
Investment securities	400,431	509,231
Other securities
Investment Holdings [Line Items]
Total	0	0
Held To Maturity unrecognized gain	0	0
Held To Maturity unrecognized loss	0	0
Held-to-Maturity Market Value	0	0
Total	79,781	73,948
Available for Sale unrecognized gain	1,959	358
Available for Sale unrecognized loss	115	1,104
Investment securities	$ 81,625	$ 73,202